FAIR VALUE MEASUREMENTS (Schedule Of Financial Assets/Liabilties Measured At Fair Value) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Financial assets and liabilities measured at fair value
Foreign currency derivative contracts	$ 195	$ 141
Recurring [Member]
Financial assets and liabilities measured at fair value
Investments in Evogene	997	1,054
Foreign currency derivative contracts	195	141
Level 1 [Member] | Recurring [Member]
Financial assets and liabilities measured at fair value
Investments in Evogene	$ 997	$ 1,054
Foreign currency derivative contracts
Level 2 [Member] | Recurring [Member]
Financial assets and liabilities measured at fair value
Investments in Evogene
Foreign currency derivative contracts	$ 195	$ 141
Level 3 [Member] | Recurring [Member]
Financial assets and liabilities measured at fair value
Investments in Evogene
Foreign currency derivative contracts